Shareholders' Equity (Details) - Schedule of RSU’s Activity - RSUs [Member]	12 Months Ended
Dec. 31, 2023 shares
Shareholders' Equity (Details) - Schedule of RSU’s Activity [Line Items]
Unvested at beginning of year	1,050,339
Granted	1,273,229
Vested	(388,961)
Forfeited	(259,705)
Unvested at the end of the year	1,674,902